Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2020
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES EQUITY FUNDS
CIK	dei_EntityCentralIndexKey	0000745968
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Dec. 29, 2020
Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2020
Prospectus Date	rr_ProspectusDate	Dec. 31, 2020
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Kaufmann Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KAUAX
Federated Hermes Kaufmann Fund | B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KAUBX
Federated Hermes Kaufmann Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KAUCX
Federated Hermes Kaufmann Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KAUFX
Federated Hermes Kaufmann Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KAUIX
Federated Hermes Kaufmann Large Cap Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLCAX
Federated Hermes Kaufmann Large Cap Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLCCX
Federated Hermes Kaufmann Large Cap Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLCKX
Federated Hermes Kaufmann Large Cap Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLCIX
Federated Hermes Kaufmann Large Cap Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	KLCSX
Federated Hermes Kaufmann Small Cap Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FKASX
Federated Hermes Kaufmann Small Cap Fund | B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FKBSX
Federated Hermes Kaufmann Small Cap Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FKCSX
Federated Hermes Kaufmann Small Cap Fund | R
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FKKSX
Federated Hermes Kaufmann Small Cap Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FKAIX
Federated Hermes Kaufmann Small Cap Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FKALX
Federated Hermes MDT Mid Cap Growth Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGSAX
Federated Hermes MDT Mid Cap Growth Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGSCX
Federated Hermes MDT Mid Cap Growth Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGSIX
Federated Hermes MDT Mid Cap Growth Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FGSIX
Federated Hermes Strategic Value Dividend Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVAAX
Federated Hermes Strategic Value Dividend Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVACX
Federated Hermes Strategic Value Dividend Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVAIX
Federated Hermes Strategic Value Dividend Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SVALX